Cost of Sales	12 Months Ended
Dec. 31, 2019
Cost of Sales [Abstract]
COST OF SALES
9.	COST OF SALES

Cost of sales comprises of purchasing materials, labor costs for personnel employed in production, depreciation of non-current assets used for production purpose, outsourced manufacturing cost, taxes and surcharges, and water and electricity. The following table shows a breakdown of cost of sales for the periods presented for each category:

	Year ended December 31,
	2019	2018	2017
Changes in inventories of finished goods and work in progress	76,800	(24,475)	227,132
Materials consumed in production	43,443	29,619	41,057
Purchases of finished goods	7,053,841	19,044,582	33,877,598
Labor	2,887,199	1,061,943	602,196
Depreciation	142,278	352,739	370,858
Rental	-	452	-
Outsourced manufacturing cost	-	-	-
Taxes and surcharges *	130,728	75,736	157,314
Water and electricity	63,969	62,027	52,796
Inventory provision	42,919	196,124	8
Others	237,561	128,773	120,886
Foreign currency translation difference	35,780	(76,269)	(175,493)
	10,714,519	20,851,252	35,274,352

* Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).